Shareholder Report, Line Graph (Details) 190992_Buffalo Blue Chip Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Blue Chip Growth Fund Institutional Class
Accumulated Value	$ 522,381	$ 496,741	$ 356,872	$ 396,385	$ 358,981	$ 228,618	$ 250,000	$ 611,947
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	499,505	465,873	360,323	394,141	352,149	216,670	250,000	$ 589,843
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index
Accumulated Value	$ 596,426	$ 553,461	$ 398,183	$ 446,902	$ 388,688	$ 238,834	$ 250,000	$ 708,628